Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial assets and liabilities
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Financial assets:
Financial assets at fair value through profit or loss:
Government bonds	2,017	-	$-
Available-for-sale financial assets:
Government bonds	2,050	-	-

	4,067	-	$-

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Financial liabilities

Warrants measured at fair value	3,043	8,177	$2,358

	3,043	8,177	$2,358